VARIABLE INTEREST ENTITY (Tables)	9 Months Ended
Sep. 30, 2014
VARIABLE INTEREST ENTITY [Abstract]
Schedule of Variable Interest Entities Financial Information

Daqo New Material leased all of its assets for use in the Group's operations. Significant assets, liabilities, revenues, operating costs and expenses and net income of the VIE are as follows:

	For the nine months ended September 30,
	2013		2014
Revenues	$-	*	$	N/A
Operating costs and expenses	$149,881,562		$	N/A
Net loss	$(149,881,562)		$	N/A

*

The lease term was amended at the beginning of 2013 and reduced the rent to $0 per month and was later terminated on December 30, 2013.